Commitments and Contingencies - Schedule of future minimum rental payments for operating leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 3,810
2022	2,790
2023	2,867
2024	2,867
2025	2,867
Thereafter	7,884
Total	$ 23,085